Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes - SoundHound, Inc. [Member]	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate			0.00%	0.00%	0.00%		0.00%
Risk-free interest rate			0.64%	1.11%	0.93%		1.58%
Expected volatility			44.00%	42.00%	43.00%		43.00%
Expected term (in years)			5 years 11 months 1 day	6 years 3 days	5 years 8 months 26 days		6 years 10 days
Note Payable Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate		0.00%
Risk-free interest rate		1.74%
Expected volatility		47.00%
Expected term (in years)	10 years	10 years
Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate	0.00%
Risk-free interest rate	1.51%
Expected volatility	47.00%
Series B Preferred Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate					0.00%	0.00%	0.00%
Risk-free interest rate					0.11%	0.11%	1.58%
Expected volatility					41.00%	41.00%	42.00%
Expected term (in years)					4 months 9 days	4 months 9 days	1 year 3 months
April 2013 Series C Redeemable Convertible Preferred Stock [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate				0.00%		0.00%	0.00%
Risk-free interest rate				0.17%		0.14%	1.62%
Expected volatility				39.00%		48.00%	40.00%
Expected term (in years)				1 year 4 months 28 days		2 years 1 month 28 days	3 years 1 month 28 days
November 2013 Series C Redeemable Convertible Preferred [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate				0.00%		0.00%	0.00%
Risk-free interest rate				0.31%		0.16%	1.64%
Expected volatility				46.00%		47.00%	41.00%
Expected term (in years)				2 years 1 month 13 days		2 years 10 months 13 days	3 years 10 months 13 days